Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 5,954	$ 10,373
Short term bank deposits	2,003
Governmental grant receivable	83	54
Other receivables and prepaid expenses	637	543
Inventories	12	6
TOTAL CURRENT ASSETS	8,689	10,976
NON-CURRENT ASSETS:
Long term bank deposits	52
Right-of-use assets	491	180
Property and equipment, net	137	68
TOTAL NON-CURRENT ASSETS	680	248
TOTAL ASSETS	9,369	11,224
CURRENT LIABILITIES:
Accounts payables	112	156
Advance payments	373	353
Deferred revenues		12
Accrued payroll and other employment related accruals	579	416
Accrued expenses	191	145
Lease liabilities	271	68
TOTAL CURRENT LIABILITIES	1,526	1,150
Lease liabilities	202	94
TOTAL LIABILITIES	1,728	1,244
SHAREHOLDERS’ EQUITY
Ordinary shares, NIS 0.01 par value: Authorized 50,000,000 as of June 30, 2023 and December 31, 2022; issued and outstanding 15,942,984 shares as of June 30, 2023 and 15,049,720 shares as of December 31, 2022	46	43
Additional paid-in capital	24,900	23,346
Accumulated losses	(17,305)	(13,409)
TOTAL SHAREHOLDERS’ EQUITY	7,641	9,980
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 9,369	$ 11,224